INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
INVESTMENT PROPERTIES	INVESTMENT PROPERTIES
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2025
Cost	441	149	90	11	691
Less: Accumulated depreciation	—	(140)	(11)	(4)	(155)
Net book value	441	9	79	7	536

As of December 31, 2024
Cost	406	138	86	11	641
Less: Accumulated depreciation	—	(125)	(9)	(3)	(137)
Net book value	406	13	77	8	504
A reconciliation of the net book value of investment properties was as follows :

	2025	2024
	US$’000	US$’000
Net book value at January 1	504	5,112
Transfer to assets classified as held for sale	—	(69)
Transfer to property plant and equipment	—	(4,353)
Depreciation (included in administrative expenses)	(8)	(25)
Exchange difference	40	(161)
Net book value at December 31	536	504
17(b)    The amount recognized in profit or loss arising from the investment properties

	2025	2024	2023
	US$’000	US$’000	US$’000
Rental income derived from investment properties	18	16	267
Direct operating expenses (including repairs and maintenance) generating rental income	(9)	(9)	(168)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(1)
Net profit arising from investment properties carried at cost	8	6	98

Undiscounted lease payments receivable to be received during the lease terms are immaterial.
17.    INVESTMENT PROPERTIES (continued)
17(c)    Measuring investment properties at fair value
The fair value of the investment properties are stated below:

	As of December 31,
	2025	2024
	US$’000	US$’000
Land not being used for operation	12,570	11,567
Office buildings for rent	481	494
Warehouse	—	—
Land leasehold right	93	91
Other	7	8
The fair value of aforementioned investment properties have been determined based on the valuation and is considered a level 3 measurement. The valuation has been made on the assumption to sell the property interests in the open market in the neighborhood without the benefit of any deferred term contract, leaseback, joint venture, management agreement or any similar arrangement, which would serve to increase the value of the property interests. The valuation adopted market comparison approach to estimate the fair market value of the properties. Under the market comparison approach, the appraisal is based on recent sales and listings of comparable property. Adjustments were made for differences between the subject property and those actual sales and listings regarded as comparable. The factors which used for considering the property valuation include the significant unobservable inputs, such as location, transportation, land uses, facilities, neighboring area, land characteristics, potential, regulations and liquidity.
17(d)    Pledge
Information about the investment properties that were pledged to others as collaterals is provided in Note 28(e) (i).